Operating Leases - Right-of-use Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Operating leases
Operating lease right-of-use assets	¥ 398,082	$ 56,925	¥ 566,316